Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Sales	¥ 396,799	$ 62,266	¥ 336,755	¥ 335,620
Sales in China [Member]
Disaggregation of Revenue [Line Items]
Net Sales	357,396	56,083	309,801	288,066
Sales in other countries (principally Europe, Asia, and North America) [Member]
Disaggregation of Revenue [Line Items]
Net Sales	¥ 39,403	$ 6,183	¥ 26,954	¥ 47,554